Revenue - Geographic Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosures
Revenue	€ 27,553	€ 24,708	€ 23,461
EMEA
Disclosures
Revenue	12,105	11,104	10,415
Germany
Disclosures
Revenue	3,948	3,658	3,352
Rest of EMEA
Disclosures
Revenue	8,158	7,446	7,063
Americas
Disclosures
Revenue	11,194	9,713	9,347
United States
Disclosures
Revenue	9,085	7,880	7,436
Rest of Americas
Disclosures
Revenue	2,109	1,832	1,911
APJ
Disclosures
Revenue	4,254	3,891	3,699
Japan
Disclosures
Revenue	1,180	963	885
Rest of APJ
Disclosures
Revenue	€ 3,074	€ 2,928	€ 2,814